Benefit Plans (Net Postretirement Health Care Costs Recognized) (Details) (Post Retirement Health Care Plans [Member], Postretirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2	$ 2	$ 2
Interest cost	5	5	5
Amortization:
Net losses	2	1	1
Net postretirement health care costs	9	8	8
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	2
Interest cost	5	5	5
Amortization:
Net losses	1	1	0
Net postretirement health care costs	$ 8	$ 8	$ 7